[GCG TRUST LOGO]

                                 ANNUAL REPORT

                               ------------------

                                 THE GCG TRUST
                         (INCLUDING SEPARATE ACCOUNT B
                             FINANCIAL INFORMATION)

                               ------------------

                               DECEMBER 31, 1995

 GoldenSelect products are issued by Golden American Life Insurance Company and distributed by
      Directed Services, Inc., both subsidiaries of Bankers Trust Company

--------------------------------------------------------------------------------
   TABLE OF CONTENTS

                                 THE GCG TRUST



                               SEPARATE ACCOUNT B

                                                                                                                          Page
                                                                                                                          ----
Report of Independent Auditors....................................................................................         B-1
Statement of Assets and Liabilities...............................................................................         B-2
Notes to Statement of Assets and Liabilities......................................................................         B-3

Directed Services, Inc.
A SUBSIDIARY OF BANKERS TRUST COMPANY

1001 JEFFERSON STREET, SUITE 400, WILMINGTON, DE 19801         TEL: 302-576-3400
                                                               FAX: 302-576-3450

                                                               February 21, 1996

Dear Shareholder of The GCG Trust,

We are pleased to provide you with your 1995 Annual Report (the 'Report') for The GCG Trust which includes reports from all GoldenSelect Portfolio Managers. 1995 was a strong year for the Trust with assets under management increasing 15.4% from $866.6 million to $1 billion.

Included with the Report is a condensed financial report for Separate Account B, which supports GoldenSelect flexible premium variable life insurance policies.

In 1995 we continued our commitment to providing a broad array of investment portfolios and experienced investment management to our shareholders. In keeping with this commitment, we made the following enhancements:

     o In January 1995, T. Rowe Price Associates, Inc. undertook management responsibility for the GoldenSelect Fully Managed Series.

     o In January 1995, we added the GoldenSelect Value Equity Series, a portfolio of equities selected for financial soundness and high intrinsic value and managed by Eagle Asset Management, Inc.

     o Also in January 1995, E.I.I. Realty Securities, Inc. became manager of the GoldenSelect Real Estate Series. This portfolio invests mainly in the common stocks of companies in the real estate industry, including REITs.

     o In October 1995, we added the GoldenSelect Strategic Equity Series, managed by Zweig Advisors Inc. Dr. Martin E. Zweig is responsible for the asset allocation of this portfolio as well as for the GoldenSelect Multiple Allocation Series.

     o And finally, in January 1996, we added the GoldenSelect Small Cap Series, a small cap equity portfolio managed by Fred Alger Management, Inc.

The Annual Report contains comments from the Portfolio Managers of the Trust's Series. The comments of the Portfolio Managers reflect their views as of the date written, and are subject to change at any time. For more complete information about these portfolios, The GCG Trust or any GoldenSelect products, including charges and expenses, please consult your prospectus. Read it carefully before investing or sending money.

Thank you for your continued support of GoldenSelect and The GCG Trust.

Sincerely,


/s/ Terry L. Kendall
-----------------------
Terry L. Kendall
Chairman,
The GCG Trust

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

The Variable Annuity Contract Owners
Separate Account B

     We have audited the accompanying statement of assets and liabilities of Separate Account B (the 'Account') as of December 31, 1995. This statement of assets and liabilities is the responsibility of the Account's management. Our responsibility is to express an opinion on the statement of assets and liabilities based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of asssets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of Separate Account B at December 31, 1995, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Philadelphia, Pennsylvania
February 12, 1996

                                      B-1
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--------------------------------------------------------------------------------
   STATEMENT OF ASSETS AND LIABILITIES

                               SEPARATE ACCOUNT B

                               DECEMBER 31, 1995
                             (AMOUNTS IN THOUSANDS)

ASSETS
  Investment in The GCG Trust, at Net Asset Value:
     Liquid Asset Series, 36,511 shares (Cost -- $36,511)...............................................................  $   36,511
     Limited Maturity Bond Series, 6,087 shares (Cost -- $64,804).......................................................      67,870
     Natural Resources Series, 1,796 shares (Cost -- $25,708)...........................................................      27,008
     All-Growth Series, 6,678 shares (Cost -- $85,681)..................................................................      92,018
     Real Estate Series, 2,758 shares (Cost -- $32,426).................................................................      34,836
     Fully Managed Series, 8,519 shares (Cost -- $109,183)..............................................................     117,394
     Multiple Allocation Series, 24,417 shares (Cost -- $293,213).......................................................     305,697
     Capital Appreciation Series, 8,965 shares (Cost -- $107,313).......................................................     121,118
     Rising Dividends Series, 6,044 shares (Cost -- $64,959)............................................................      80,391
     Emerging Markets Series, 4,074 shares (Cost -- $45,132)............................................................      36,913
     Market Manager Series, 495 shares (Cost -- $5,008).................................................................       5,951
     Value Equity Series, 2,159 shares (Cost -- $26,592)................................................................      28,462
     Strategic Equity Series, 803 shares (Cost -- $8,008)...............................................................       8,035
                                                                                                                          ----------
     Total Invested Assets (Cost -- $904,538)...........................................................................     962,204

LIABILITIES
  Payable to Golden American for Charges and Fees (Note 3)..............................................................       1,326
                                                                                                                          ----------
     Total Net Assets...................................................................................................  $  960,878
                                                                                                                          ----------
                                                                                                                          ----------

NET ASSETS
  For Variable Annuity Insurance Contracts..............................................................................  $  924,596
  Retained in Separate Account B by Golden American (Note 3)............................................................      36,282
                                                                                                                          ----------
     Total Net Assets...................................................................................................  $  960,878
                                                                                                                          ----------
                                                                                                                          ----------

                            See Accompanying Notes.

                                      B-2
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--------------------------------------------------------------------------------
   NOTES TO STATEMENT OF ASSETS AND LIABILITIES

                               SEPARATE ACCOUNT B
                               DECEMBER 31, 1995

1. ORGANIZATION

Separate Account B (the 'Account') was established on June 14, 1988, by Golden American Life Insurance Company ('Golden American'), under Minnesota insurance law to support the operations of variable annuity contracts ('Contracts'). Effective September 30, 1992, Golden American became a wholly-owned subsidiary of BT Variable, Inc. ('BTV'), an indirect wholly-owned subsidiary of Bankers Trust Company ('Bankers Trust'). Previously, Golden American was owned by Mutual Benefit Life Insurance Company in Rehabilitation ('Mutual Benefit'). In a transaction that closed on September 30, 1992, Bankers Trust acquired from Mutual Benefit, in accordance with the terms of an Exchange Agreement, all of the issued and outstanding capital stock of Golden American and Directed Services, Inc. ('DSI'), an affiliate of Golden American, and certain related assets and contributed them to BTV. The transaction had no effect on the accompanying Statement of Assets and Liabilities. Golden American is primarily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. Effective December 30, 1993, Golden American was redomesticated from the State of Minnesota to the State of Delaware.

Operations of the Account commenced on January 25, 1989. Golden American provides for variable accumulation and benefits under the contracts by crediting annuity considerations to one or more divisions within the Account or to the Golden American Guaranteed Interest Division, the Golden American Fixed Interest Division, the Fixed Separate Account, and the Managed Global Division of Separate Account D, which are not part of the Account, as elected by the Contractowners. The assets of the Account are owned by Golden American. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American.

The Account makes available, under Golden Select Contracts, thirteen investment divisions: the Liquid Asset, the Limited Maturity Bond, the Natural Resources, the All-Growth, the Real Estate, the Fully Managed, the Multiple Allocation, the Capital Appreciation, the Rising Dividends (commenced operations October, 1995), the Emerging Markets (commenced operations on October 4, 1993), the Market Manager (commenced operations November, 1994) the Value Equity (commenced operations December, 1995) and the Strategic Equity (commenced operations September, 1995) Divisions ('Divisions'). The assets in each Division are invested in shares of a designated series ('Series') of a mutual fund, The GCG Trust (the 'Trust'). The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

The Account is a unit investment trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

The net assets maintained in the Account provide the basis for the periodic determination of the amount of benefits under the Contracts. The net assets may not be less than the amount required under state law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits. Additional assets are held in Golden American's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee. Golden American has entered into a reinsurance agreement with an unaffiliated reinsurer to cover substantially all the insurance risk under the Contracts. Golden American remains liable to the extent that the reinsurer does not meet its obligations under the reinsurance agreement.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the
Account:

USE OF ESTIMATES: The preparation of the statement of assets and liabilities in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the statement of assets and liabilities and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series of the Trust and are valued at the net asset value per share of the respective Series of the Trust.

Investment transactions in each Series of the Trust are recorded on the trade date. Distributions of net investment income and capital gains of each Series of the Trust are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series of the Trust are determined on the identified cost basis.

For the years ended December 31, 1995 and 1994 the cost of purchases of shares of the Trust aggregated $228,738,000 and $352,605,000, respectively and the proceeds from sales of shares of the Trust aggregated $226,848,000 and $149,774,000, respectively.

                                      B-3
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   NOTES TO STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)

                               SEPARATE ACCOUNT B
                               DECEMBER 31, 1995

2. SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)
FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of Golden American which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

3. CHARGES AND FEES

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover Golden American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES: Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account at annual rates of .80%, .90%, 1.25%, 1.10%, 1.25% and 1.40% of the assets attributable to the DVA 80, DVA 100, DVA Series 100, DVA Plus-Standard, DVA Plus-Annual Ratchet, DVA Plus-7% Solution, respectively to cover these risks.

ASSET BASED ADMINISTRATIVE CHARGE: A daily charge at an annual rate of .10% is deducted from assets attributable to DVA 100 and DVA Series 100 Contracts. A daily charge at an annual rate of .15% is deducted from the assets attributable to DVA Plus Contracts.

MINIMUM DEATH BENEFIT GUARANTEE CHARGE: For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of Deferred Annuity Contracts on each Contract processing date.

PREMIUM TAXES: For certain contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

OTHER CONTRACT CHARGES: An administrative charge of $40 per Contract year is deducted from accumulation value of Deferred Annuity Contracts to cover ongoing administrative expenses. The charge is deducted on the Contract processing date at the end of the Contract processing period. This charge has been waived for certain offerings of the Contract.

DEFERRED SALES LOAD: Under contracts offered prior to October 1995, a sales load of up to 7 1/2% was applicable to each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100 the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For other DVA 80 and DVA 100 Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract processing date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value by Golden American. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

CONTINGENT DEFERRED SALES CHARGE: Under DVA Plus Contracts issued subsequent to September 1995, a contingent sales charge ('Surrender Charges') is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken during the seven year period from the date a premium payment is received. The Surrender Charges are imposed at a rate of 7% during the first two complete years after purchase declining to 6%, 5%, 4%, 3%, and 1% after the second, third, fourth, fifth, and sixth years, respectively.

The net assets retained in the Account by Golden American in the accompanying statement of assets and liabilities represent the unamortized deferred sales load, surrender charges and premium taxes advanced by Golden American, noted above.

                                      B-4
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   NOTES TO STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)

                               SEPARATE ACCOUNT B
                               DECEMBER 31, 1995

3. CHARGES AND FEES--(CONTINUED)
Net assets retained in the Account by Golden American are as follows:

                                                                               YEAR ENDED         YEAR ENDED
                                                                            DECEMBER 31, 1995  DECEMBER 31, 1994
                                                                            -----------------  -----------------
                                                                                      (AMOUNTS IN THOUSANDS)
Balance at beginning of year..............................................      $  44,008          $  37,364
Sales load advanced and additions to surrender charges....................          6,572             16,138
Premium tax advanced......................................................             76                 73
Net transfer (to) from Separate Account D, Fixed Account and Golden
  American................................................................         (1,303)               666
Amortization of deferred sales load, surrender charges and premium tax....        (13,071)           (10,233)
                                                                            -----------------  -----------------
Balance at end of year....................................................      $  36,282          $  44,008
                                                                            -----------------  -----------------
                                                                            -----------------  -----------------

4. OTHER RELATED PARTY TRANSACTIONS

DSI, a registered broker/dealer, acts as the distributor and principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the Contracts issued through the Account. For 1995 and 1994, fees paid by Golden American to DSI aggregated $7,621,000 and $15,939,000 respectively.

--------------------------------------------------------------------------------
   NOTES TO STATEMENT OF ASSETS AND LIABILITIES

                               SEPARATE ACCOUNT B
                               DECEMBER 31, 1995

5. UNIT VALUES

Presented below is accumulation unit value information for units outstanding by Contract type as of December 31, 1995


                                                                                                                 TOTAL UNIT
                                       SERIES                                            UNITS      UNIT VALUE      VALUE
------------------------------------------------------------------------------------  ------------  -----------  -----------
                                                                                                                (IN THOUSANDS)
Liquid Asset
     DVA 80.........................................................................       398,563   $  13.429    $     5,352
     DVA 100........................................................................     2,096,044      13.243         27,757
     DVA Series 100.................................................................        70,999      12.921            917
     DVA Plus -- Standard...........................................................        37,887      13.029            494
     DVA Plus -- Annual Ratchet.....................................................        62,084      12.895            801
     DVA Plus -- 7% Solution........................................................        93,239      12.762          1,190
                                                                                                                 -------------
                                                                                                                       36,511
Limited Maturity Bond
     DVA 80.........................................................................       206,399      15.307          3,160
     DVA 100........................................................................     4,103,020      15.095         61,935
     DVA Series 100.................................................................        14,356      14.729            212
     DVA Plus -- Standard...........................................................        26,976      14.865            401
     DVA Plus -- Annual Ratchet.....................................................        11,834      14.711            174
     DVA Plus -- 7% Solution........................................................       136,553      14.559          1,988
                                                                                                                 -------------
                                                                                                                       67,870
Natural Resources
     DVA 80.........................................................................       249,344      15.578          3,884
     DVA 100........................................................................     1,433,795      15.362         22,026
     DVA Series 100.................................................................        19,158      14.989            287
     DVA Plus -- Standard...........................................................        24,828      15.114            375
     DVA Plus -- Annual Ratchet.....................................................         2,847      14.958             42
     DVA Plus -- 7% Solution........................................................        26,605      14.803            394
                                                                                                                 -------------
                                                                                                                       27,008
All-Growth
     DVA 80.........................................................................       260,857      14.537          3,792
     DVA 100........................................................................     5,828,945      14.335         83,560
     DVA Series 100.................................................................        46,215      13.987            647
     DVA Plus -- Standard...........................................................        21,908      14.104            309
     DVA Plus -- Annual Ratchet.....................................................        16,567      13.959            231
     DVA Plus -- 7% Solution........................................................       251,872      13.814          3,479
                                                                                                                 -------------
                                                                                                                       92,018
Real Estate
     DVA 80.........................................................................       105,134      16.428          1,727
     DVA 100........................................................................     1,965,015      16.201         31,835
     DVA Series 100.................................................................        14,556      15.808            230
     DVA Plus -- Standard...........................................................         2,716      15.940             43
     DVA Plus -- Annual Ratchet.....................................................         2,910      15.775             46
     DVA Plus -- 7% Solution........................................................        61,143      15.612            955
                                                                                                                 -------------
                                                                                                                       34,836
Fully Managed
     DVA 80.........................................................................       258,587      15.694          4,058
     DVA 100........................................................................     7,054,994      15.476        109,184
     DVA Series 100.................................................................        29,312      15.101            443
     DVA Plus -- Standard...........................................................        49,153      15.227            748
     DVA Plus -- Annual Ratchet.....................................................        13,988      15.070            211
     DVA Plus -- 7% Solution........................................................       184,364      14.914          2,750
                                                                                                                 -------------
                                                                                                                      117,394
Multiple Allocation
     DVA 80.........................................................................     1,217,849      17.235         20,989
     DVA 100........................................................................    16,134,381      16.996        274,218
     DVA Series 100.................................................................       140,336      16.584          2,327
     DVA Plus -- Standard...........................................................       104,463      16.722          1,747
     DVA Plus -- Annual Ratchet.....................................................        21,073      16.550            348
     DVA Plus -- 7% Solution........................................................       370,515      16.378          6,068
                                                                                                                 -------------
                                                                                                                      305,697

                                      B-6

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   NOTES TO STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)

                               SEPARATE ACCOUNT B
                               DECEMBER 31, 1995

5. UNIT VALUES--(CONTINUED)


                                                                                                                   TOTAL UNIT
                                        SERIES                                            UNITS      UNIT VALUE      VALUE
 ------------------------------------------------------------------------------------  ------------  -----------  -------------
                                                                                                                  (IN THOUSANDS)
Capital Appreciation
     DVA 80.........................................................................       154,271   $  14.935    $     2,304
     DVA 100........................................................................     7,627,317      14.825        113,076
     DVA Series 100.................................................................        26,783      14.634            392
     DVA Plus -- Standard...........................................................        24,117      14.707            355
     DVA Plus -- Annual Ratchet.....................................................        16,369      14.627            239
     DVA Plus -- 7% Solution........................................................       326,610      14.548          4,752
                                                                                                                 -------------
                                                                                                                      121,118
Rising Dividends
     DVA 80.........................................................................       102,616      13.356          1,370
     DVA 100........................................................................     5,536,766      13.296         73,617
     DVA Series 100.................................................................        50,637      13.191            668
     DVA Plus -- Standard...........................................................        22,934      13.237            304
     DVA Plus -- Annual Ratchet.....................................................        36,100      13.194            476
     DVA Plus -- 7% Solution........................................................       300,820      13.151          3,956
                                                                                                                 -------------
                                                                                                                       80,391
Emerging Markets
     DVA 80.........................................................................       227,757       9.317          2,122
     DVA 100........................................................................     3,533,661       9.275         32,775
     DVA Series 100.................................................................        30,591       9.202            281
     DVA Plus -- Standard...........................................................        15,670       9.234            145
     DVA Plus -- Annual Ratchet.....................................................        12,465       9.204            115
     DVA Plus -- 7% Solution........................................................       160,820       9.174          1,475
                                                                                                                 -------------
                                                                                                                       36,913
Market Manager
     DVA 80.........................................................................             0           0              0
     DVA 100........................................................................       480,472      12.386          5,951
Value Equity
     DVA 80.........................................................................       202,148      13.417          2,712
     DVA 100........................................................................     1,676,442      13.391         22,449
     DVA Series 100.................................................................        10,226      13.345            136
     DVA Plus -- Standard...........................................................        34,272      13.374            458
     DVA Plus -- Annual Ratchet.....................................................        23,394      13.356            313
     DVA Plus -- 7% Solution........................................................       179,453      13.339          2,394
                                                                                                                 -------------
                                                                                                                       28,462
Strategic Equity
     DVA 80.........................................................................       137,215      10.013          1,374
     DVA 100........................................................................       362,606      10.009          3,629
     DVA Series 100.................................................................        26,760       9.999            267
     DVA Plus -- Standard...........................................................        76,095      10.014            762
     DVA Plus -- Annual Ratchet.....................................................        47,478      10.011            475
     DVA Plus -- 7% Solution........................................................       152,633      10.009          1,528
                                                                                                                 -------------
                                                                                                                        8,035
                                                                                                                 -------------
       Total........................................................................                              $   962,204
                                                                                                                 -------------
                                                                                                                 -------------

                                      B-7